Related Party Transaction and Balance - Schedule of Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
Schedule of Transactions with Related Parties [Line Items]
Brokerage, clearing and exchange fees		$ 3,976,506	$ 1,427,997		$ 69,735
Chan Sze Ho [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	598			50
Handling income on dividend collection	[2]				10
Cheung Yuk Shan [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	34	20		96
Handling income on custodian service	[3]				2,058
Lau Kam Yan, Karen [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	278	78		50
Handling income on dividend collection	[2]	90
Interest income and other	[4]	396		[2]		[2]
Tse Tim [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	4,934	26,357		5,528
Handling income on dividend collection	[2]	1			1
Interest income and other	[4]	743	2,280		1,422
Brokerage, clearing and exchange fees	[5]	83,420
Wu Hin Lun [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	41	425		1,395
Handling income on dividend collection	[2]				41
Interest income and other	[4]	1			16
Zhu Jian Guo [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	15
Handling income on custodian service	[3]				20
Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission		5,900	26,880		7,119
Handling income on dividend collection		91			2,130
Interest income and other		1,170	2,280		1,438
Brokerage, clearing and exchange fees		130,540
Fong Wai Lok, Raymond [Member]
Schedule of Transactions with Related Parties [Line Items]
Interest income and other	[4]	30
Brokerage, clearing and exchange fees	[5]	$ 47,120

[1]	The amounts for the years ended March 31, 2026, 2025 and 2024 represented fees and commissions from securities brokerage services based on a fixed rate for each transaction.
[2]	The amounts for the years ended March 31, 2026 and 2024 represented handling income from dividend collection services rendered.
[3]	The amounts for the year ended March 31, 2024 represented handling income from custodian services rendered.
[4]	The amounts for the years ended March 31, 2026, 2025 and 2024 represented interests charged on overdue receivables from related parties arising from brokerage transactions.
[5]	The amounts for the year ended March 31, 2026 represented transaction costs incurred in connection with advisory services, securities brokerage services, introducing and referral services and underwriting and placement services provided.